Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Dec. 21, 2018
Document Effective Date	Dec. 28, 2018
Prospectus Date	Dec. 28, 2018
HILTON TACTICAL INCOME FUND | Investor Class
Prospectus:
Trading Symbol	HCYAX
HILTON TACTICAL INCOME FUND | Institutional Class
Prospectus:
Trading Symbol	HCYIX
DIREXION MONTHLY HIGH YIELD BULL 1.2X FUND | Investor Class
Prospectus:
Trading Symbol	DXHYX
Direxion Monthly NASDAQ-100(R) Bull 1.25X Fund | Investor Class
Prospectus:
Trading Symbol	DXNLX
Direxion Monthly NASDAQ-100(R) Bear 1.25X Fund | Investor Class
Prospectus:
Trading Symbol	DXNSX
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund | Investor Class
Prospectus:
Trading Symbol	DXLTX
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund | Investor Class
Prospectus:
Trading Symbol	DXSTX
Direxion Monthly S&P 500(R) Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXSLX
Direxion Monthly S&P 500(R) Bear 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXSSX
Direxion Monthly NASDAQ-100(R) Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXQLX
Direxion Monthly Small Cap Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXRLX
Direxion Monthly Small Cap Bear 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXRSX
Direxion Monthly Emerging Markets Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXELX
Direxion Monthly 7-10 Year Treasury Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXKLX
Direxion Monthly 7-10 Year Treasury Bear 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXKSX